NEOS Enhanced Income 20+ Year Treasury Bond ETF
Schedule of Investments
March 31, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 97.0%		Par	Value
United States Treasury Note/Bond, 4.13%, 08/15/2053		$14,151,000	$12,414,185
TOTAL U.S. TREASURY SECURITIES (Cost $12,840,009)			12,414,185

PURCHASED OPTIONS - 0.1%	Notional Amount	Contracts	Value
Put Options - 0.1%
S&P 500® Index (a)(b)
Expiration: 04/09/2026; Exercise Price: $5,800.00	3,917,112	6	2,130
Expiration: 04/09/2026; Exercise Price: $5,875.00	3,917,112	6	2,550
Expiration: 04/09/2026; Exercise Price: $5,900.00	3,917,112	6	2,700
TOTAL PURCHASED OPTIONS (Cost $24,709)			7,380

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.5%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (c)		220,594	220,594
Northern US Government Money Market Fund - Class Shares Class, 3.37% (c)		104,445	104,445
TOTAL MONEY MARKET FUNDS (Cost $325,039)			325,039

TOTAL INVESTMENTS - 99.6% (Cost $13,189,757)			12,746,604
Other Assets in Excess of Liabilities - 0.4%			48,108
TOTAL NET ASSETS - 100.0%			$12,794,712

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

NEOS Enhanced Income 20+ Year Treasury Bond ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Put Options - (0.1)%
S&P 500® Index (a)(b)
Expiration: 04/09/2026; Exercise Price: $6,050.00	$(3,917,112)	(6)	$(4,650)
Expiration: 04/09/2026; Exercise Price: $6,125.00	(3,917,112)	(6)	(6,390)
Expiration: 04/09/2026; Exercise Price: $6,175.00	(3,917,112)	(6)	(8,040)
TOTAL WRITTEN OPTIONS (Premiums received $57,714)			$(19,080)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Enhanced Income 20+ Year Treasury Bond ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31,2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$12,414,185	$–	$12,414,185
Purchased Options	–	7,380	–	7,380
Money Market Funds	325,039	–	–	325,039
Total Investments	$325,039	$12,421,565	$–	$12,746,604

Liabilities:
Written Options	$–	$(19,080)	$–	$(19,080)
Total Written Options	$–	$(19,080)	$–	$(19,080)

Refer to the Schedule of Investments for further disaggregation of investment categories.